Private Placement (Details) - USD ($)		10 Months Ended
	Nov. 08, 2021	Dec. 31, 2021
Private Placement
Proceeds from issuance of private placement warrants		$ 9,400,000
Private Placement | Private Placement Warrants
Private Placement
Number of warrants to purchase shares issued	9,400,000
Price of warrants	$ 1.00
Proceeds from issuance of private placement warrants	$ 9,400,000